Business segment information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Revenue	$ 710,441	$ 655,017	$ 2,080,430	$ 1,916,752
Ireland
Segment Reporting Information [Line Items]
Revenue	320,459	270,709	929,419	765,939
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	98,080	91,292	282,717	283,024
U.S.
Segment Reporting Information [Line Items]
Revenue	223,900	227,279	664,752	674,150
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 68,002	$ 65,737	$ 203,542	$ 193,639